BORROWINGS (Tables)	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

Long-term borrowings are summarized in the following table (in thousands):

	March 28, 2014	September 27, 2013
Senior secured revolving credit facility	$173,164	$10,000
Senior secured term loan facility, due July 2016	75,450	3,032,349
Senior secured term loan facility, due September 2019	1,392,469	1,393,559
Senior secured term loan facility, due February 2021	2,600,279	—
5.75% senior notes, due March 2020	1,000,000	1,000,000
Receivables Facility, due January 2015	300,000	300,000
Capital leases	54,012	52,385
Other	42,167	35,777

	5,637,541	5,824,070
Less—current portion	(89,613)	(65,841)

	$5,547,928	$5,758,229

Notes”). Long-term borrowings at September 27, 2013 and September 28, 2012 are summarized in the following table (in thousands):

	September 27, 2013	September 28, 2012
Senior secured revolving credit facility	$10,000	$—
8.625% / 9.375% Senior Notes, due April 2016	—	595,486
Senior secured term loan facility, due January 2014	—	650,913
Senior secured term loan facility, due July 2016	3,032,349	2,637,920
Senior secured term loan facility, due September 2019	1,393,559	—
8.50% senior notes, due February 2015	—	1,280,000
Senior floating rate notes, due February 2015	—	500,000
5.75% senior notes, due March 2020	1,000,000	—
Receivables Facility, due January 2015	300,000	263,800
Capital leases	52,385	49,584
Other	35,777	31,064

	5,824,070	6,008,767
Less—current portion	(65,841)	(37,462)

	$5,758,229	$5,971,305

Schedule of Maturities of Long Term Debt

At September 27, 2013, annual maturities on long-term borrowings in the next five fiscal years and thereafter (excluding the $7.8 million discount on the senior secured term loan facilities and presumes repayment of the $2.6 billion U.S. and non-U.S. denominated term loans on July 26, 2016) are as follows (in thousands):

2014	$65,841
2015	$349,487
2016	$3,025,340
2017	$30,241
2018	$19,788
Thereafter	$2,341,138

Components of Interest and Other Financing Costs

The components of interest and other financing costs, net, are summarized as follows (in thousands):

	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Interest expense	$425,625	$459,083	$466,140
Interest income	(6,430)	(5,477)	(18,653)
Other financing costs	4,650	3,201	3,633

Total	$423,845	$456,807	$451,120